FAIR VALUE MEASUREMENTS, Changes in Fair Value of Level 3 Warrant Liabilities (Details) - CIK 0001846136 Riverview Acquisition Corp - USD ($)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Changes in Fair Value of Level 3 Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 3,933,105
Change in valuation inputs or other assumptions	3,308,535
Fair value, end of period	7,241,640	$ 3,933,105
Transfers in into Level 3	0
Transfers out of Level 3	0
Derivative Financial Instruments, Liabilities [Member]
Changes in Fair Value of Level 3 Warrant Liabilities [Roll Forward]
Fair value, beginning of period	3,933,105
Change in valuation inputs or other assumptions		(5,948,895)
Fair value, end of period		3,933,105
Private Placement
Changes in Fair Value of Level 3 Warrant Liabilities [Roll Forward]
Fair value, beginning of period	3,933,105
Change in valuation inputs or other assumptions	3,308,535	(2,948,895)
Fair value, end of period	7,241,640	3,933,105
Public Placement
Changes in Fair Value of Level 3 Warrant Liabilities [Roll Forward]
Fair value, beginning of period	0
Change in valuation inputs or other assumptions	0	(3,000,000)
Fair value, end of period	$ 0	$ 0